Income Taxes, Valuation Allowance for Deferred Tax Assets (Details) - Valuation Allowance of Deferred Tax Assets [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation allowance for deferred tax assets at beginning of the period		$ 72.5	$ 47.9	$ 33.6
Revaluation and change due to U.S. Tax Reform		0.0	23.4	10.7
Charged to tax expense		(5.4)	(4.2)	3.1
Charged to other accounts		0.1	(1.3)	1.6
Deductions	[1]	0.7	6.7	(1.1)
Valuation allowance for deferred tax assets at end of the period		$ 67.9	$ 72.5	$ 47.9

[1]	Deductions relate to the realization of net operating losses or the removal of deferred tax assets.